Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2023
Nature of Operation and Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

enCore Energy Corp. was incorporated on October 30, 2009 under the Laws of British Columbia, Canada. enCore Energy Corp., together with its subsidiaries (collectively referred to as the “Company” or “enCore”), is principally engaged in the acquisition, exploration, and development of uranium resource properties in the United States. In Q1 2024, the Company’s Rosita project transitioned to production. The Company’s common shares trade on the TSX Venture Exchange and directly on a U.S. Exchange under the symbol “EU.” The Company’s corporate headquarters is located at 101 N Shoreline, Suite 560, Corpus Christi, TX 78401.

On September 14, 2022, the Company consolidated its issued and outstanding shares on a ratio of three old common shares for every one new post-consolidated common share (the “Share Consolidation”). All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to this Share Consolidation.

These consolidated financial statements have been prepared on the going concern basis which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due, under the historical cost convention except for certain financial instruments that are measured at fair value, as detailed in the Company’s accounting policies.

Geopolitical uncertainty

Geopolitical uncertainty driven by the Russian invasion of Ukraine has led many governments and utility providers to re-examine supply chains and procurement strategies reliant on nuclear fuel supplies coming out of, or through, Russia. Sanctions, restrictions, and an inability to obtain insurance on cargo have contributed to transportation and other supply chain disruptions between producers and suppliers. As a result of this and coupled with multiple years of declining uranium production globally, uranium market fundamentals are shifting from an inventory driven market to one more driven by production.